Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		20.64%	7.59%	6.78%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		26.06%	8.06%	6.77%
Class P
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class P
Average Annual Return, Percent		28.51%	9.28%	7.80%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		27.67%	8.59%	7.14%
Class R5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R5
Average Annual Return, Percent		28.29%	9.14%	7.68%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		28.39%	9.24%	7.79%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		28.30%	9.15%	7.68%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		28.00%	8.87%	7.41%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		27.06%	8.06%	6.77%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		35.19%	15.26%	12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		35.19%	15.26%	12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		35.19%	15.26%	12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		35.19%	15.26%	12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		35.19%	15.26%	12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		35.19%	15.26%	12.83%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		35.19%	15.26%	12.83%
Putnam Balanced Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Balanced Blended Benchmark
Average Annual Return, Percent	[1]	24.56%	8.94%	8.05%
Putnam Balanced Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Balanced Blended Benchmark
Average Annual Return, Percent	[2]	24.56%	8.94%	8.05%
Putnam Balanced Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Balanced Blended Benchmark
Average Annual Return, Percent	[3]	24.56%	8.94%	8.05%
Putnam Balanced Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Balanced Blended Benchmark
Average Annual Return, Percent	[4]	24.56%	8.94%	8.05%
Putnam Balanced Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Balanced Blended Benchmark
Average Annual Return, Percent	[5]	24.56%	8.94%	8.05%
Putnam Balanced Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Balanced Blended Benchmark
Average Annual Return, Percent	[6]	24.56%	8.94%	8.05%
Putnam Balanced Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Balanced Blended Benchmark
Average Annual Return, Percent	[7]	24.56%	8.94%	8.05%

[1]
1	The Putnam Balanced Blended Benchmark is a blended benchmark comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.

[2]
1	The Putnam Balanced Blended Benchmark is a blended benchmark comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.

[3]
1	The Putnam Balanced Blended Benchmark is a blended benchmark comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.

[4]
1	The Putnam Balanced Blended Benchmark is a blended benchmark comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.

[5]
1	The Putnam Balanced Blended Benchmark is a blended benchmark comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.

[6]
1	The Putnam Balanced Blended Benchmark is a blended benchmark comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.

[7]
1	The Putnam Balanced Blended Benchmark is a blended benchmark comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.